MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES
BASIS OF CONSOLIDATION
3.1	BASIS OF CONSOLIDATION

The Company’s consolidated financial statements consolidate those of the parent company and its subsidiaries. The parent company controls a subsidiary if it is exposed, or has rights, to variable returns from its involvement with the subsidiary, and could affect those returns through its power over the subsidiary.

All transactions and balances between group companies are eliminated upon consolidation, accounting policies of subsidiaries are consistent with the policies adopted by the Company.

Subsidiaries

Information on the Company’s subsidiaries as at December 31, 2024, all of which are wholly-owned, is as follows:

NAME OF SUBSIDIARY	PRINCIPAL ACTIVITY	COUNTRY OF INCORPORATION	YEAR OF INCORPORATION
Quartier Nouveau Monde Inc.	Real estate company	Canada	2017
Nouveau Monde Europe LTD	Trading company	England and Wales	2020

FUNCTIONAL AND REPORTING CURRENCY
3.2	FUNCTIONAL AND REPORTING CURRENCY

The group’s consolidated financial statements are presented in Canadian dollars, which is also the functional currency of the parent company and its subsidiaries and the presentation currency.

Transactions in foreign currencies are initially recorded at their functional currency spot rates at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. All differences are taken to the statement of loss and comprehensive loss.

Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transaction.

TAX CREDITS RECEIVABLE
3.3	TAX CREDITS RECEIVABLE

The Company is entitled to a refundable tax credit on qualified exploration expenditures incurred, duties for losses under the Mining Tax Act (Quebec), and qualified research and development expenditures tax credits. The tax credits are recognized as a reduction of the costs incurred based on estimates made by management. The Company records these tax credits when there is reasonable assurance that the credits will be received and that the Company will continue to comply with the conditions associated with them.

GRANTS RECEIVABLE
3.4	GRANTS RECEIVABLE

The Company periodically receives grants from different incentive programs. These grants are recognized initially when there is a reasonable assurance that they will be received and when the Company has intentions to comply with the conditions associated with the grant. The financial aid received for expenditures incurred is recognized against these expenditures on a systematic basis and in the same accounting period in which the expenditures are incurred.

PROPERTY PLANT AND EQUIPMENT
3.5	PROPERTY PLANT AND EQUIPMENT

Property, plant and equipment are recognized at cost less accumulated depreciation and accumulated impairment losses. The assets are capitalized and depreciated on a straight-line basis in the consolidated statement of loss and comprehensive loss. Generally, the depreciation rates are as follows:

Buildings	10-25 years
Equipment	2-15 years
Furniture and other IT equipment	3-7 years
Rolling Stock	5 years

The residual value, depreciation method and the useful life of each asset are reviewed at least at each financial year-end. Gains or losses arising on the disposal of property and equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets and are recognized in the statement of loss and comprehensive loss.

Borrowing Costs

Borrowing costs attributable to the acquisition, development or construction of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are capitalized to the cost of those assets, until such time as the assets are substantially ready for their intended use. Interests on long-term debt are capitalized in assets under construction until substantially all the activities necessary to prepare the asset for its intended use are complete. Otherwise, borrowing costs are expensed as incurred in the statement of loss and comprehensive loss. The Company capitalized borrowing costs related to the development and construction of the Matawinie Mine project in the Mine under Construction asset category.

INTANGIBLE ASSETS
3.6	INTANGIBLE ASSETS

The intangible assets include licenses with a definite useful life. The assets are capitalized and amortized on a straight-line basis in the consolidated statement of loss and comprehensive loss. The intangible assets are assessed for impairment whenever there is an indication that the intangible assets may be impaired.

Generally, the depreciation rates are as follows:

Licenses	2-10 years

EXPLORATION AND EVALUATION EXPENDITURES

3.7	EXPLORATION AND EVALUATION EXPENDITURES

Exploration and evaluation expenditures are costs incurred during the initial search for mineral resources before the technical feasibility and commercial viability of extracting a mineral resource are demonstrable.

All expenditures relating to exploration and evaluation are expensed as incurred in the consolidated statement of loss and comprehensive loss under Mining projects expenses until the property reaches the development stage. Costs related to exploration and evaluation include topographical, geological, geochemical and geophysical studies, mining claims, exploration drilling, trenching, sampling, research and development costs specific to a mining project and other costs related to the evaluation of the technical feasibility and commercial viability of extracting a mineral resource. The various costs are expensed on a property-by-property basis pending determination of the technical feasibility and commercial viability of extracting a mineral resource.

When the technical feasibility and commercial viability of extracting a mineral resource will be demonstrable for the Uatnan Mining projet, exploration and evaluation expenses will be recorded as property and equipment under Mining assets under construction.

INCOME TAXES
3.8	INCOME TAXES

Income tax is recognized in the statements of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity.

̶Current Taxes

The Company currently does not generate income, therefore does not incur tax expenses. The current tax expense relates to a benefit-sharing agreement with Saint-Michel-des-Saints (refer to note 29 - commitments).

EQUITY
3.9	EQUITY

̶Share Capital & Other Reserves

Share capital represents the amount received at the issuance of shares, less issuance costs, net of any underlying tax benefit from these issuance costs. In addition, if shares were issued as consideration for the acquisition of a mineral property or some other form of non-monetary assets, they are measured at their fair value according to the quoted price on the day of the conclusion of the agreement.

Other reserves relate to shares to be issued in relation to the settlement of interest on the Convertible notes (Note 15)

̶Contributed Surplus and Warrants

Contributed surplus includes charges related to share options not exercised and amounts attributable to expired warrants.

BASIC AND DILUTED LOSS PER SHARE
3.10	BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is calculated by dividing the loss attributable to common equity holders of the Company by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by adjusting loss attributable to common equity holders of the Company, and the weighted average number of common shares outstanding, for the effects of all dilutive potential common shares which include convertible debt, options, broker’s options, and warrants. Dilutive potential common shares arising from option type instruments shall be deemed to have been exercised at the beginning of the period or, if later, at the date of issue of the potential common shares and the proceeds from their exercise used to repurchase common shares at the average market price. The if-converted method is used for the convertible notes.

PROVISION FOR ASSET RETIREMENT OBLIGATION
3.11	PROVISION FOR ASSET RETIREMENT OBLIGATION

Provision for environmental rehabilitation, restructuring costs and legal claims, where applicable, is recognized when:

i)	The Company has a present legal or constructive obligation as a result of past events;
ii)	It is probable that an outflow of resources will be required to settle the obligation;
iii)	The amount can be reliably estimated.

The provision is measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period and is discounted to present value where the effect is material. The increase in the provision due to passage of time is recognized as finance costs. Changes in assumptions or estimates are reflected in the period in which they occur. Provision for environmental rehabilitation represents the legal and constructive obligations associated with the eventual closure of the Company’s property, plant and equipment. These obligations consist of costs associated with reclamation and monitoring of activities and the removal of tangible assets. The discount rate used is based on a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation, excluding the risks for which future cash flow estimates have already been adjusted.

SHARE-BASED PAYMENTS
3.12	SHARE-BASED PAYMENTS

The Company operates an equity-settled share-based payment plan for its eligible directors, officers, employees and consultants. The Company’s plan does not feature any option for a cash settlement.

All goods and services received in exchange for the grant of any share-based payments are measured at their fair values unless that fair value cannot be estimated reliably. If the Company cannot estimate reliably the fair value of the goods or services received, the Company shall measure their value indirectly by reference to the fair value of the equity instruments granted. For the transactions with employees and others providing similar services, the Company measured the fair value of the services rendered by reference to the fair value of the equity instruments granted.

Equity-settled share-based payments are either recognized as expenses in the statement of loss and comprehensive loss with a corresponding credit to Contributed surplus, in equity or capitalized under assets in construction.

The expense is allocated over the vesting period, based on the best available estimate of the number of share options expected to vest. No adjustment is made to any expense recognized in a prior period if some vested share options are not ultimately exercised.

FINANCIAL INSTRUMENTS
3.13	FINANCIAL INSTRUMENTS

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument and are measured at fair value on initial recognition. The subsequent measurement of financial assets and financial liabilities depends on the classification of the financial instrument.

Financial assets are derecognized when the contractual rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. A financial liability is derecognized when the obligation specified in the contract is discharged or cancelled or expires.

̶	Financial Assets

Financial assets are initially measured at fair value. If the financial asset is not subsequently accounted for at fair value through profit of loss (“FVTPL”), then the initial measurement includes transaction costs that are directly attributable to the asset’s acquisition or origination. On initial recognition, the Company classifies its financial assets in the following measurement categories:

̶	measured subsequently at amortized cost; or
̶	measured subsequently at fair value through other comprehensive loss (“FVTOCL”) or FVTPL.
i)Financial assets measured at amortized cost

A financial asset is subsequently measured at amortized cost, using the effective interest method and net of any impairment loss, if:

̶	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
̶	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
ii)Financial assets measured at fair value

A financial asset shall be measured at FVTPL unless it is measured at amortized cost or at FVTOCL.

A financial asset shall be measured at FVTOCL if both of the following conditions are met:

̶	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
̶	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For investments in debt instruments, this will thus depend on the business model in which the investment is held. For investments in equity instruments that are not held for trading, this will depend on whether the Company has made an irrevocable election at the time of initial recognition to account for equity investment at FVTOCL, in which case, gains and losses will never be reclassified to net loss, and no impairment may be recognized in net loss. Dividends earned from such investments are recognized in net loss unless the dividend clearly represents a repayment of part of the cost of the investment.

̶	Financial Liabilities

Financial liabilities are subsequently measured at amortized cost using the effective interest method, except for financial liabilities at FVTPL. Such liabilities, including derivatives that are liabilities, shall be subsequently measured at fair value.

Financial Instruments – Fair Value

The fair value of a financial instrument is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s-length transaction.

Fair values of financial instruments traded in active markets are determined based on quoted market prices, where available. For financial instruments not traded in an active market, fair values are determined based on appropriate valuation techniques. Such techniques may include discounted cash flow analysis, using recent arm’s-length market transactions, reference to the current fair value of another instrument that is substantially the same, and other valuation models. The Company applies a hierarchy to classify valuation methods used to measure financial instruments carried at fair value. Levels 1 to 3 are defined based on the degree to which fair value inputs are observable and have a significant effect on the recorded fair value, as follows:

̶	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
̶	Level 2: Valuation techniques use significant observable inputs, directly or indirectly, or valuations are based on quoted prices for similar instruments; and
̶	Level 3: Valuation techniques use significant inputs that are not based on observable market data (unobservable inputs).

Compound instruments

The common shares and the share purchase warrants issued by the Company are considered a compound financial instrument (refer to note 16). The share purchase warrants are classified as a derivative financial liability as the warrants are issued in a different currency than the Company’s functional currency. The principle known as “fixed for fixed” criterion under IFRS Accounting Standards requires that a fixed amount of cash or another financial asset (in this case, the exercise of the share purchase warrants) be exchanged for a fixed number of equity instruments.

Derivative warrant liabilities are financial liabilities recorded at fair value. As at the issuance date, the liability component (derivative warrant liability) of the compound instrument was established by using the Black-Scholes pricing model, and the residual amount, net of the issuance cost, was allocated to the equity component of the financial instrument. The derivative warrant liability is remeasured at the end of each reporting period with subsequent changes in fair value recorded in the consolidated statement of loss and comprehensive loss. At each reporting period, the fair value of the liability related to warrants is determined using the Black-Scholes pricing model, which uses significant input that is not based on observable market data, hence the classification as Level 3 in the fair value hierarchy.

̶	Convertible Notes

Convertible Notes

The conversion feature (which includes shares and warrants) and the prepayment feature of convertible notes issued to investors (see note 15) are considered embedded derivatives because their economic characteristics and risks are not closely related to the economic characteristics and risks of the host contract (the loan without the conversion feature and the prepayment feature). Therefore, the Company separates the embedded derivatives from the host contract and accounts for each element separately.

The conversion feature is classified as a derivative financial liability as the loan is denominated in a currency other than the Company’s functional currency (and therefore its exercise price is not fixed in the Company's functional currency) and is convertible into both shares and warrants. The conversion feature and the prepayment feature are measured as a single compound embedded derivative since they relate to common risks and depend on each other. The embedded derivative is initially recognized at its fair value at the date of issuance. The host contract is initially recognized as the difference between total consideration received for the convertible loans less the fair value of the embedded derivative.

If, after considering the terms of the transaction, the Company determines that the fair value of a financial instrument at initial recognition differs from the transaction price, the difference is recognized in the statement of loss and comprehensive loss only if fair value is evidenced by quoted prices or based on a valuation technique that uses only data from observable markets. In all other cases, the difference is deferred and recognized systematically to the extent that it arises from a change in a factor (including time) that market participants would consider in setting a price. Any subsequent measurement of the instrument excludes the balance of the deferred amount.

Transaction costs directly attributable to the issuance of convertible loans with embedded derivatives are allocated to the host contract and deducted from its initial recognition amount.

The Company’s financial instruments consist of the following:

FINANCIAL ASSETS	CLASSIFICATION
Cash and cash equivalents	Amortized cost
Other receivables (excluding grants)	Amortized cost
Restricted cash and deposits	Amortized cost
Investment in listed shares	Fair value through profit or loss

FINANCIAL LIABILITIES	CLASSIFICATION
Accounts payable and accrued liabilities	Amortized cost
Borrowings	Amortized cost
Convertible Notes (debt host)	Amortized cost
Convertible Notes (embedded derivatives)	Fair value through profit or loss
Derivative warrant liability	Fair value through profit or loss

CONTINGENT PAYMENTS

3.14CONTINGENT PAYMENTS

The Company has an additional consideration in connection with the Asset purchase agreement of the Lac Guéret Property which the Company shall pay to Mason Resources Inc. (“Mason”) following the declaration of commercial production of the Uatnan project. The Company has elected not to record payments contingent on future events on day 1 and, therefore, no liability is recognized. The variable payment will be recorded once commercial production of the Uatnan project will occur.

SEGMENT DISCLOSURE
3.15	SEGMENT DISCLOSURE

The Company currently operates in two segments: the Mining projects (which includes the Matawinie Mine project and the Uatnan Mining Project) and the Battery Material Plant project. The business segments presented reflect the management structure of the Company and the way in which the Company’s chief operating decision maker reviews business performance. The Mining projects and Battery Material Plant project were identified as separate segments due to their specific nature. Indeed, the nature of the products and services, the production processes, regulatory environment and the targeted customers are very different for each operating segment.

The measure of profit or loss for each segment corresponds to the amounts reported for Mining projects expenses and Battery Material Plant project expenses, respectively, in the consolidated statement of loss and comprehensive loss. All the Company’s activities are conducted in Quebec, Canada.